CTIVP® – Wellington Large Cap Value Fund
First Quarter Report
March 31, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
CTIVP® – Wellington Large Cap Value Fund, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.5%
Issuer	Shares	Value ($)
Communication Services 7.3%
Entertainment 1.1%
Walt Disney Co. (The)	116,184	11,197,814
Interactive Media & Services 4.8%
Alphabet, Inc., Class A	161,936	46,566,316
Media 1.4%
Omnicom Group, Inc.	95,640	7,202,649
Publicis Groupe SA	78,338	6,483,998
Total		13,686,647
Total Communication Services		71,450,777
Consumer Discretionary 6.7%
Broadline Retail 2.7%
Amazon.com, Inc.(a)	125,010	26,035,833
Hotels, Restaurants & Leisure 0.4%
Expedia Group, Inc.	15,998	3,693,778
Specialty Retail 2.6%
Lowe’s Companies, Inc.	82,701	19,540,592
TJX Companies, Inc. (The)	36,827	5,881,272
Total		25,421,864
Textiles, Apparel & Luxury Goods 1.0%
Tapestry, Inc.	73,398	10,357,192
Total Consumer Discretionary		65,508,667
Consumer Staples 7.1%
Consumer Staples Distribution & Retail 1.4%
Sysco Corp.	183,376	13,080,210
Food Products 1.0%
General Mills, Inc.	264,607	9,848,672
Personal Care Products 1.9%
Unilever PLC, ADR	326,287	18,588,570
Tobacco 2.8%
Philip Morris International, Inc.	166,355	27,505,136
Total Consumer Staples		69,022,588
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 6.9%
Oil, Gas & Consumable Fuels 6.9%
ConocoPhillips Co.	110,812	14,627,184
Coterra Energy, Inc.	478,551	16,816,282
EQT Corp.	96,926	6,168,371
TotalEnergies SE	100,689	9,160,685
Williams Companies, Inc. (The)	278,049	20,236,406
Total		67,008,928
Total Energy		67,008,928
Financials 17.3%
Banks 6.6%
Bank of America Corp.	485,845	23,684,944
Huntington Bancshares, Inc.	513,995	8,044,022
Truist Financial Corp.	403,491	18,548,481
Wells Fargo & Co.	176,530	14,053,553
Total		64,331,000
Capital Markets 5.8%
Blackrock, Inc.	14,631	14,070,779
Intercontinental Exchange, Inc.	126,819	19,946,092
Morgan Stanley	27,538	4,531,929
S&P Global, Inc.	42,255	17,972,742
Total		56,521,542
Consumer Finance 0.4%
American Express Co.	15,041	4,549,602
Financial Services 1.5%
Visa, Inc., Class A	47,880	14,471,251
Insurance 3.0%
American International Group, Inc.	174,001	13,093,575
Marsh & McLennan Companies, Inc.	94,869	16,455,028
Total		29,548,603
Total Financials		169,421,998
Health Care 13.3%
Biotechnology 2.8%
AbbVie, Inc.	57,365	12,476,314
Gilead Sciences, Inc.	108,346	15,100,182
Total		27,576,496

CTIVP® – Wellington Large Cap Value Fund  | 2026

Portfolio of Investments  (continued)
CTIVP® – Wellington Large Cap Value Fund, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 4.4%
HCA Healthcare, Inc.	23,334	11,042,582
Humana, Inc.	29,273	5,075,645
Labcorp Holdings, Inc.	37,469	9,997,104
UnitedHealth Group, Inc.	62,086	16,799,851
Total		42,915,182
Life Sciences Tools & Services 1.5%
Danaher Corp.	74,170	14,062,632
Pharmaceuticals 4.6%
AstraZeneca PLC	36,186	7,136,603
Merck & Co., Inc.	202,649	24,376,648
Pfizer, Inc.	485,187	13,624,051
Total		45,137,302
Total Health Care		129,691,612
Industrials 12.5%
Aerospace & Defense 3.3%
Airbus Group SE	45,491	8,601,118
General Dynamics Corp.	14,149	4,856,220
Lockheed Martin Corp.	30,398	18,372,247
Total		31,829,585
Building Products 1.0%
Masco Corp.	170,236	10,277,147
Electrical Equipment 3.2%
Hubbell, Inc.	35,509	17,425,687
Vertiv Holdings Co.	56,500	14,157,770
Total		31,583,457
Ground Transportation 0.7%
JB Hunt Transport Services, Inc.	33,315	7,059,448
Machinery 3.2%
Otis Worldwide Corp.	150,604	11,608,557
Westinghouse Air Brake Technologies Corp.	77,720	19,423,005
Total		31,031,562
Passenger Airlines 1.1%
Delta Air Lines, Inc.	163,806	10,889,823
Total Industrials		122,671,022
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 17.5%
Communications Equipment 3.0%
Cisco Systems, Inc.	374,019	29,020,134
Electronic Equipment, Instruments & Components 0.5%
TD SYNNEX Corp.	28,004	4,724,555
IT Services 1.2%
Cognizant Technology Solutions Corp., Class A	184,033	11,290,425
Semiconductors & Semiconductor Equipment 6.6%
Broadcom, Inc.	38,814	12,013,321
Micron Technology, Inc.	21,849	7,381,466
NXP Semiconductors NV	106,395	20,944,920
QUALCOMM, Inc.	101,967	13,131,310
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	34,342	11,605,879
Total		65,076,896
Software 4.9%
Microsoft Corp.	77,655	28,745,551
Roper Technologies, Inc.	28,923	10,234,693
Salesforce, Inc.	50,404	9,408,915
Total		48,389,159
Technology Hardware, Storage & Peripherals 1.3%
Apple, Inc.	23,352	5,926,504
Dell Technologies, Inc.	38,816	6,370,870
Total		12,297,374
Total Information Technology		170,798,543
Materials 2.8%
Containers & Packaging 1.8%
Amcor Plc	232,294	9,233,686
Avery Dennison Corp.	46,838	8,087,986
Total		17,321,672
Metals & Mining 1.0%
BHP Group Ltd., ADR	141,116	10,264,778
Total Materials		27,586,450
Real Estate 3.0%
Health Care REITs 1.9%
Welltower, Inc.	96,952	19,168,380
CTIVP® – Wellington Large Cap Value Fund  | 2026

Portfolio of Investments  (continued)
CTIVP® – Wellington Large Cap Value Fund, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialized REITs 1.1%
Public Storage	38,394	10,400,167
Total Real Estate		29,568,547
Utilities 5.1%
Electric Utilities 3.2%
Duke Energy Corp.	106,321	13,921,672
Exelon Corp.	354,958	17,400,041
Total		31,321,713
Multi-Utilities 1.9%
Sempra	190,200	18,481,734
Total Utilities		49,803,447
Total Common Stocks (Cost $900,960,012)		972,532,579

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(b),(c)	5,109,024	5,106,980
Total Money Market Funds (Cost $5,107,466)		5,106,980
Total Investments in Securities (Cost: $906,067,478)		977,639,559
Other Assets & Liabilities, Net		388,545
Net Assets		978,028,104
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	5,399,611	30,099,001	(30,391,146)	(486)	5,106,980	(299)	59,335	5,109,024
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

CTIVP® – Wellington Large Cap Value Fund  | 2026

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